Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock	Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	0	50,000	596,427
Beginning balance, amount at Dec. 31, 2017	$ 0	$ 50	$ 596	$ 23,384,643	$ (9,019,297)	$ 14,365,992
Issuance of common stock, shares			267,938
Issuance of common stock, amount			$ 268	33,101,711		33,101,979
Issuance of common stock for restricted stock units exercise, shares			9,950
Issuance of common stock for restricted stock units exercise, amount			$ 10	(10)		0
Stock-based compensation				1,657,680		1,657,680
Issuance of warrants in connection with loan agreement				221,160		221,160
Issuance of preferred stock in connection with acquisition, shares	1,317,329
Issuance of preferred stock in connection with acquisition, amount	$ 1,317			6,651,195		6,652,512
Net loss					(25,181,817)	(25,181,817)
Ending balance, shares at Dec. 31, 2018	1,317,329	50,000	874,315
Ending balance, amount at Dec. 31, 2018	$ 1,317	$ 50	$ 874	65,016,379	(34,201,114)	30,817,506
Cumulative effect of accounting change (see Note 1)					(3,639)	(3,639)
Equity component of convertible senior notes, net of issuance costs				7,745,625		7,745,625
Issuance of common stock, shares			158,825
Issuance of common stock, amount			$ 159	15,173,268		15,173,427
Issuance of common stock for restricted stock units exercise, shares			12,675
Issuance of common stock for restricted stock units exercise, amount			$ 13	(13)		0
Beneficial conversion feature on convertible notes				495,185		495,185
Conversion of preferred shares to common stock, shares	(1,317,329)		65,886
Conversion of preferred shares to common stock, amount	$ (1,317)		$ 66	1,251		0
Stock-based compensation				3,836,518		3,836,518
Issuance of preferred stock in connection with acquisition, amount						0
Net loss					(45,177,053)	(45,177,053)
Ending balance, shares at Dec. 31, 2019	0	50,000	1,111,681
Ending balance, amount at Dec. 31, 2019	$ 0	$ 50	$ 1,112	$ 92,268,213	$ (79,381,806)	$ 12,887,569